Long-term bank loans	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Long-term bank loans
17.
Long-term bank loans

Type of loans	Period and payment term	December 31, 2021	December 31, 2022
		NT$000	NT$000
Syndicated bank loan	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	54,000	—
Government granted bank loans	Borrowing period is from March 11, 2020 to October 15, 2032; interest is repayable monthly; principal is repayable monthly from March 15, 2023	9,463,131	14,056,131
Less: Fee on syndicated bank loan		(10,026)	—
Less: Unamortized interest on government granted bank loans		(93,740)	(88,330)
Less: Current portion (fee included)		(46,826)	(1,522,917)
		9,366,539	12,444,884
Interest rate range		0.45%~1.7895%	1.075%~1.625%
Unused credit lines of long-term bank loan
NT$000		8,776,868	9,671,868

a)
On January 1, 2019, Ministry of Economic Affairs, ROC (“MOEA”) implemented the Action Plan for Welcoming Overseas Taiwanese Businesses to Return to Invest in Taiwan and companies are subsidized with preferential interest loans for qualified investment projects. The Company has obtained the qualification from the MOEA, and signed loan agreements with financial institutions during January 2020 and September 2022 with the line of credit amounted to NT$23.73 billion and terms from seven to ten years. Funding from these loans was used to invest in machineries, equipment and plant expansions and broaden the Company’s working capital.
b)
On May 15, 2018, the Company entered into a syndicated loan with eleven banks in Taiwan, including Taiwan Cooperative Bank, in the amount of NT$12 billion with a term of five years. Funding from this syndicated loan was used to repay the existing debt of financial institutions and broaden the Company’s working capital. Pursuant to the syndicated loan agreement, the Group is required to maintain certain financial ratios including current ratio, interest protection multiples and debt to equity ratio during the loan periods. The syndicated loan was fully repaid in advance in March 2022.
c)
Information about the items that are pledged to others as collaterals for long-term bank loans is provided in Note 36.